Share-based Payments - Narrative (Details) € in Thousands		3 Months Ended		6 Months Ended
	Sep. 14, 2022 share $ / shares	Sep. 30, 2022 share	Sep. 30, 2021 share	Sep. 30, 2022 EUR (€) share	Sep. 30, 2021 share	Jun. 30, 2022 share	Mar. 31, 2022 share	Jun. 30, 2021 share	Mar. 31, 2021 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in USD per share) | $ / shares	$ 4.83
Total expense from equity-settled share-based payment transactions | €				€ 2,076
Expense from equity-settled share-based payment transactions | €				1,351
Future expense from equity-settled share-based payment transactions | €				€ 725
Global Blue Management Incentive Plan | Restricted Shares Award 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)	764,000
Share price at grant date (in USD per share) | $ / shares	$ 4.83
Global Blue Management Incentive Plan | Restricted Shares Award 2022 | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)	191,000
Vesting requirements, percentage	25.00%
Share price at grant date (in USD per share) | $ / shares	$ 4.83
Global Blue Management Incentive Plan | Restricted Shares Award 2022 | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)	191,000
Vesting requirements, percentage	25.00%
Share price at grant date (in USD per share) | $ / shares	$ 4.83
Global Blue Management Incentive Plan | Restricted Shares Award 2022 | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)	191,000
Vesting requirements, percentage	25.00%
Share price at grant date (in USD per share) | $ / shares	$ 4.83
Global Blue Management Incentive Plan | Restricted Shares Award 2022 | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)	191,000
Vesting requirements, percentage	25.00%
Share price at grant date (in USD per share) | $ / shares	$ 4.83
Global Blue Management Incentive Plan | Restricted Shares Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)		962,000	0	962,000	0
Number of restricted shares vested (in shares)		414,000	0	414,000	0
Number of restricted shares unvested (in shares)		2,150,000	444,000	2,150,000	444,000	1,672,000	1,674,000	475,000	475,000
Global Blue Management Incentive Plan, CEO | Restricted Shares Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)		198,219
Number of restricted shares vested (in shares)		65,915
Number of restricted shares unvested (in shares)		132,304		132,304
Global Blue Management Incentive Plan, CEO | Restricted Shares Award and Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense from equity-settled share-based payment transactions | €				€ 2,100
Expense from equity-settled share-based payment transactions | €				1,400
Future expense from equity-settled share-based payment transactions | €				€ 700